Share-based compensation - Estimated fair value (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021	Oct. 15, 2019
Share-based compensation
Purchase price per share			$ 0.8218
Vesting of share options
Share-based compensation
Exercise price (US$)	$ 0.01	$ 0.01
Purchase price per share		$ 1.445
Expected volatility		62.97%
Risk-free interest rate (per annum)		1.25%
Exercise multiple	2.2	2.2
Contractual term (in years)	10 years	10 years
Expected forfeiture rate (post-vesting)	5.24%	5.24%
Minimum | Vesting of share options
Share-based compensation
Purchase price per share	$ 0.488
Expected volatility	84.47%
Risk-free interest rate (per annum)	3.48%
Maximum | Vesting of share options
Share-based compensation
Purchase price per share	$ 0.555
Expected volatility	84.82%
Risk-free interest rate (per annum)	3.84%